OTHER INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
26.	OTHER INCOME (EXPENSE), NET

The components of other income (expense), net, were as follows:

	Successor	Predecessor
	Three months ended	Nine months ended	Years ended
	December 31	September 30	December 31
	2012	2012	2011	2010
Fee related to bond exchange	$–	$–	$–	$(8.3)
Loss on derivative financial instruments	–	(1.2)	(3.4)	(3.6)
Foreign exchange gain (loss) on working capital balances	0.4	(7.9)	3.2	1.5
Gain (loss) on disposal of property, plant and equipment	(0.5)	6.7	0.1	7.2
Loss on fires	–	–	(2.4)	–
Other	0.2	(0.2)	0.4	0.6
	$0.1	$(2.6)	$(2.1)	$(2.6)